Other Equity Matters	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Other Equity Matters	Other Equity Matters
In connection with the Merger, all previously issued and outstanding common shares of Triton were cancelled and following the closing of the Merger, 100% of the Company’s issued and outstanding common shares are privately held by a subsidiary of Brookfield Infrastructure, therefore, earnings per share data is not presented.

During the year ended December 31, 2024, the Company paid cash dividends of $600.0 million to Parent. The Company also paid $5.5 million in cash distributions to Parent for the reimbursement of or payment of costs primarily related to the Merger. In addition, the Company received a capital contribution of $1.9 million from a Brookfield affiliate in connection with the Merger that was distributed as a dividend to Parent.

Preference Shares

Triton’s preference shares are listed on the New York Stock Exchange.

The following table summarizes the Company's preference share issuances as of December 31, 2024 (each, a "Series"):

Preference Share Series	Issuance	Liquidation Preference (in thousands)	# of Shares(1)
Series A 8.50% Cumulative Redeemable Perpetual Preference Shares ("Series A")	March 2019	$86,250	3,450,000
Series B 8.00% Cumulative Redeemable Perpetual Preference Shares ("Series B")	June 2019	143,750	5,750,000
Series C 7.375% Cumulative Redeemable Perpetual Preference Shares ("Series C")	November 2019	175,000	7,000,000
Series D 6.875% Cumulative Redeemable Perpetual Preference Shares ("Series D")	January 2020	150,000	6,000,000
Series E 5.75% Cumulative Redeemable Perpetual Preference Shares ("Series E")	August 2021	175,000	7,000,000
		$730,000	29,200,000
(1)     Represents number of shares authorized, issued, and outstanding.

Each Series of preference shares may be redeemed at the Company's option, at any time after approximately five years from original issuance, in whole or in part at a redemption price, plus an amount equal to all accumulated and unpaid dividends, whether or not declared. The Company may also redeem each Series of preference shares prior to the lapse of the five year period upon the occurrence of certain events as described in each instrument, such as transactions that either transfer ownership of substantially all assets to a single entity or establish a majority voting interest by a single entity, and cause a downgrade or withdrawal of rating by the rating agency within 60 days of the event. If the Company does not elect to redeem each Series upon the occurrence of the preceding events, holders of preference shares may have the right to convert their preference shares into common shares. Specifically for Series E only, the Company may redeem the Series E Preference Shares if an applicable rating agency changes the methodology or criteria that were employed in assigning equity credit to securities similar to the Series E Preference Shares when originally issued, which either (a) shortens the period of time during which equity credit pertaining to the Series E Preference Shares would have been in effect had the methodology not been changed or (b) reduces the amount of equity credit as compared with the amount of equity credit that the rating agency had assigned to the Series E Preference Shares when originally issued.

Holders of preference shares generally have no voting rights. If the Company fails to pay dividends for six or more quarterly periods (whether or not consecutive), holders will be entitled to elect two additional directors to the Board of Directors and the size of the Board of Directors will be increased to accommodate such election. Such right to elect two directors will continue until such time as there are no accumulated and unpaid dividends in arrears.

Dividends

Dividends on shares of each Preference Series are cumulative from the date of original issue and will be payable quarterly in arrears on the 15th day of March, June, September and December of each year, when, as and if declared by the Company's Board of Directors. Dividends will be payable equal to the stated rate per annum of the $25.00 liquidation preference per share. The Series rank senior to the Company's common shares with respect to dividend rights and rights upon the Company's liquidation, dissolution or winding up, whether voluntary or involuntary.

The Company paid the following quarterly dividends on its issued and outstanding Series (in millions except for the per-share amounts):

	Year ended December 31,
	2024		2023		2022
Series	Per Share Payment	Aggregate Payment	Per Share Payment	Aggregate Payment	Per Share Payment	Aggregate Payment
A(1)	$2.12	$7.2	$2.12	$7.2	$2.12	$7.2
B	$2.00	$11.6	$2.00	$11.6	$2.00	$11.6
C(1)	$1.84	$12.8	$1.84	$12.8	$1.84	$12.8
D(1)	$1.72	$10.4	$1.72	$10.4	$1.72	$10.4
E(1)	$1.44	$10.1	$1.44	$10.1	$1.44	$10.1
Total		$52.1		$52.1		$52.1
(1)     Per share payments rounded to the nearest whole cent.

As of December 31, 2024, the Company had cumulative unpaid preference dividends of $2.2 million.